Empower Core Strategies International Equity Fund Annual Total Returns	12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Empower Core Strategies International Equity Fund | Institutional
Prospectus [Line Items]
Annual Return [Percent]	29.17%	3.14%	17.55%	(14.33%)	10.07%	8.07%	23.03%